Share-based compensation (Details 2) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Additional disclosures
Share-based compensation expenses | ¥		¥ 3,694,955		¥ 3,659,989		¥ 2,780,062
Share Incentive Plan | Employee and non-employee
Share-based compensation
Number of ordinary shares available for future grants	141,383,893							141,383,893
Share Incentive Plan | Employee and non-employee | Unvested RSUs | Service-based
Number of Shares
Unvested at the beginning of the year (in shares)	118,496,092	118,496,092	106,045,892	106,045,892	82,847,816	82,847,816
Granted (in shares)	33,202,744	33,202,744	40,383,436	40,383,436	41,450,212	41,450,212
Vested (in shares)	(20,423,568)	(20,423,568)	(16,137,554)	(16,137,554)	(12,005,700)	(12,005,700)
Forfeited or cancelled	(30,444,064)	(30,444,064)	(11,795,682)	(11,795,682)	(6,246,436)	(6,246,436)
Unvested at the end of the year (in shares)	100,831,204	100,831,204	118,496,092	118,496,092	106,045,892	106,045,892	82,847,816
Weighted-Average Grant-Date Fair Value
Unvested at the beginning of the year (in dollars per share) | $ / shares	$ 15.58		$ 13.77		$ 11.97
Granted (in dollars per share) | $ / shares	14.29		18.95		16.27
Vested (in dollars per share) | $ / shares	14.96		12.47		10.14
Forfeited or cancelled | $ / shares	15.36		15.16		13.42
Unvested at the end of the year (in dollars per share) | $ / shares	$ 15.35		$ 15.58		$ 13.77		$ 11.97
Additional disclosures
Share-based compensation expenses | ¥		¥ 2,958,847		¥ 2,968,468		¥ 2,462,881
Unrecognized share-based compensation expense related to awards other than options | ¥								¥ 6,000,108
Weighted-average period over which share-based compensation expense is expected to be recognized	4 years 8 months 12 days	4 years 8 months 12 days
Total fair value of RSUs vested	$ 312,962	¥ 2,125,609	$ 295,632	1,892,221	$ 213,155	1,438,012
Total intrinsic value of RSUs vested	$ 312,962	¥ 2,125,609	$ 295,632	¥ 1,892,221	$ 213,155	¥ 1,438,012
Share Incentive Plan | Employee and non-employee | Unvested RSUs | Performance-based
Number of Shares
Unvested at the beginning of the year (in shares)	79,546	79,546	213,486	213,486	310,002	310,002
Granted (in shares)			0	0
Vested (in shares)	(39,772)	(39,772)	(103,788)	(103,788)	(96,516)	(96,516)
Forfeited or cancelled	(19,888)	(19,888)	(30,152)	(30,152)
Unvested at the end of the year (in shares)	19,886	19,886	79,546	79,546	213,486	213,486	310,002
Weighted-Average Grant-Date Fair Value
Unvested at the beginning of the year (in dollars per share) | $ / shares	$ 6.33		$ 6.33		$ 6.33
Granted (in dollars per share) | $ / shares			0
Vested (in dollars per share) | $ / shares	6.33		6.33		6.33
Forfeited or cancelled | $ / shares	6.33		6.33
Unvested at the end of the year (in dollars per share) | $ / shares	$ 6.33		$ 6.33		$ 6.33		$ 6.33
Additional disclosures
Unrecognized share-based compensation expense related to awards other than options | ¥								¥ 76
Weighted-average period over which share-based compensation expense is expected to be recognized	1 year 1 month 6 days	1 year 1 month 6 days
Total fair value of RSUs vested	$ 494	¥ 3,312	$ 2,555	¥ 16,181	$ 1,371	¥ 9,400
Total intrinsic value of RSUs vested	$ 494	¥ 3,312	$ 2,555	¥ 16,181	$ 1,371	¥ 9,400
Share Incentive Plan | Employee and non-employee | Options | Service-based
Number of share options
Outstanding at the beginning of the year (in shares)	15,747,736	15,747,736	17,110,108	17,110,108	21,659,016	21,659,016
Granted (in shares)	0	0	0	0	0	0
Exercised (in shares)	(3,299,962)	(3,299,962)	(1,077,036)	(1,077,036)	(4,116,816)	(4,116,816)
Forfeited or cancelled	(2,223,650)	(2,223,650)	(285,336)	(285,336)	(432,092)	(432,092)
Outstanding at the end of the year (in shares)	10,224,124	10,224,124	15,747,736	15,747,736	17,110,108	17,110,108	21,659,016
Vested and expected to vest at the end of the year (in shares)	10,038,113							10,038,113
Exercisable at the end of the year (in shares)	9,129,940							9,129,940
Weighted Average Exercise Price
Outstanding at the beginning of the year (in dollars per share) | $ / shares	$ 6.55		$ 6.49		$ 6.23
Exercised (in dollars per share) | $ / shares	5.72		5.23		5.20
Forfeited or cancelled (in dollars per share) | $ / shares	8.52		7.68		5.92
Outstanding at the end of the year (in dollars per share) | $ / shares	6.39		$ 6.55		$ 6.49		$ 6.23
Vested and expected to vest at the end of the year (in dollars per share) | $ / shares	6.29
Exercisable at the end of the year (in dollars per share) | $ / shares	$ 5.72
Weighted Average Remaining Contractual Term (years)
Outstanding at the end of the year	4 years 3 months 18 days	4 years 3 months 18 days	5 years 3 months 18 days	5 years 3 months 18 days	6 years 2 months 12 days	6 years 2 months 12 days	7 years 3 months 18 days
Vested and expected to vest at the end of the year	4 years 2 months 12 days	4 years 2 months 12 days
Exercisable at the end of the year	4 years 1 month 6 days	4 years 1 month 6 days
Aggregate Intrinsic Value
Outstanding at the end of the year (in dollars) | $	$ 114,720		$ 72,658		$ 243,327		$ 142,433
Vested and expected to vest at the end of the year (in dollars) | $	113,679
Exercisable at the end of the year (in dollars) | $	$ 108,594
Additional disclosures
Share-based compensation expenses | ¥		¥ 3,837		¥ 32,558		¥ 60,739
Unrecognized share-based compensation expense related to options | ¥								¥ 15,777
Weighted-average period over which share-based compensation expense is expected to be recognized	2 years 4 months 24 days	2 years 4 months 24 days
Total intrinsic value of options exercised	$ 31,762	¥ 219,918	15,326	99,267	55,278	377,062
Cash received from the exercises of share options	16,201	¥ 112,153	7,382	¥ 48,555	19,942	¥ 135,745
Cash Receivable From Stock Option Exercises	$ 3,127		$ 449		$ 2,201			¥ 21,813	¥ 3,084	¥ 14,380
Share Incentive Plan | Non-employees | Unvested RSUs | Service-based
Number of Shares
Unvested at the beginning of the year (in shares)	5,798,970	5,798,970	5,719,884	5,719,884
Unvested at the end of the year (in shares)	4,478,140	4,478,140	5,798,970	5,798,970	5,719,884	5,719,884
Share Incentive Plan | Non-employees | Options | Service-based
Number of share options
Outstanding at the beginning of the year (in shares)	1,211,214	1,211,214	1,379,780	1,379,780
Outstanding at the end of the year (in shares)	1,072,212	1,072,212	1,211,214	1,211,214	1,379,780	1,379,780
Share Incentive Plan | Year two | Employee and non-employee | RSUs and options
Share-based compensation
Vesting schedule	2 years	2 years
Vesting percentage (as a percent)	50.00%	50.00%
Share Incentive Plan | Year three | Employee and non-employee | RSUs and options
Share-based compensation
Vesting schedule	3 years	3 years
Vesting percentage (as a percent)	33.00%	33.00%
Share Incentive Plan | Year four | Employee and non-employee | RSUs and options
Share-based compensation
Vesting schedule	4 years	4 years
Vesting percentage (as a percent)	25.00%	25.00%
Share Incentive Plan | Year five | Employee and non-employee | RSUs and options
Share-based compensation
Vesting schedule	5 years	5 years
Vesting percentage (as a percent)	20.00%	20.00%
Share Incentive Plan | Year six | Employee and non-employee | RSUs and options
Share-based compensation
Vesting schedule	6 years	6 years
Vesting percentage (as a percent)	17.00%	17.00%
Share Incentive Plan | Year ten | Employee and non-employee | RSUs and options
Share-based compensation
Vesting schedule	10 years	10 years
Vesting percentage (as a percent)	10.00%	10.00%
Share Incentive Plan | Multiple tranches with tiered vesting commencement dates from 2016 to 2025 | Employee and non-employee
Share-based compensation
Vesting schedule	6 years	6 years